UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-CSRS
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-04316

Midas Series Trust
(Exact name of registrant as specified in charter)

11 Hanover Square, New York, NY          10005
(Address of principal executive offices)     (Zipcode)

Russell Kamerman, Esq.
11 Hanover Square
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:    1-212-785-0900

Date of fiscal year end: 12/31

Date of reporting period: 1/1/17 - 6/30/17

Form N-CSRS is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSRS in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSRS and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSRS unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. sec. 3507.

Item 1. Report to Stockholders.

MIDAS FUNDS

MIDAS FUND | MIDAS MAGIC

DISCOVERING OPPORTUNITIES

MIDAS FUNDS

JUNE 30, 2017 **SEMI-ANNUAL REPORT** *INSIDE:* NEW ACCOUNT APPLICATION

MIDAS
INVESTING

P H  I L O S O  P H Y

We believe that a quality investing approach can provide an important advantage in volatile markets.

We also believe that personal investment planning can be successful by following two simple rules.

•  Get started today with a regular
monthly investment program.

•  Stick with your program through
quality investing and a long term
approach.

MIDAS FUND	MIDAS MAGIC
(Ticker: MIDSX)	(Ticker: MISEX)

Seeks primarily capital appreciation and protection against inflation and, secondarily, current income through investments primarily in precious metals and natural resource companies and gold, silver, and platinum bullion.

Seeks capital appreciation by investing in any security type in any industry sector and in domestic or foreign companies of any size.

LETTER TO SHAREHOLDERS

According to online encyclopedia Wikipedia, Satoshi Nakamoto is the founder of cryptocurrency Bitcoin. Apparently he is from Japan, but beyond that, not much else is known about him, although some believe even the name is an encryption because it can mean “wisdom” or “reason” and Nakamoto can mean “central source.” But, happily (according to Wikipedia), “the design of Bitcoin and its use of cryptographic proof and fully open implementation is one that makes its creator, in a sense, irrelevant and only of interest for historical reasons.” I guess the only relevant thing we need to know is that  Bitcoin comes from

"mining," which “is accomplished by running SHA256 double round hash veriification processes,” according to one website that offers advice on the best Bitcoin cloud mining services. The same site does note, however, the “tremendous amount of Bitcoin cloud mining scams.” Yet, much investor excitement has been generated by Bitcoin because its price started the year at about $1,000, rose to roughly $3,000, collapsed about 20%, and has recovered to about $2,700. Likewise, the price of cryptocurrency Ethereum rose from $8 at the start of the year to about $380 in June and now trades at less than $230. Interestingly, according to Bloomberg LP, a “flash crash [in June] saw the price of ether tumble to just 10 cents before rebounding to about $300.”

Call us stodgy, but cryptocurrencies don’t get us excited because they don’t meet the Midas standard of quality investing. Instead, at Midas we get charged up by finding investments in established companies with track records of success that could be positioned to benefit from positive long term market and economic trends, as well as ride out temporary reverses. We believe that seeking quality in this manner can sustain an investor’s focus on long term results.

DISCOVERING OPPORTUNITIES

You are most cordially invited to read the following Midas reports to shareholders to learn more about each Fund’s quality investing results and risks. We suggest you then formulate your own long term financial goals and take positive steps to implement an investment plan to seek those goals. Positive steps might also include contributing to a tax advantaged Midas retirement account. In this connection, we suggest you consider one or both of the Midas Funds and the tax advantaged Midas Traditional, Roth, SEP, or SIMPLE IRA. Midas also offers Health Savings Accounts as well as Education Savings Accounts. Forms for all of these plans may be found at www.MidasFunds.com.

CONSIDER THE MIDAS SYSTEMATIC INVESTMENT/WITHDRAWAL PROGRAMS

At Midas, we offer a different way to receive regular payments from your investments in the Funds, which can help cover the costs of retirement or other expenses. It’s the flip side of a personal long term investment program: the free Midas Systematic Withdrawal Program. With the Systematic Withdrawal Program, you direct Midas to make regular withdrawals from your Midas account, with either checks going to your address of record or electronic payments to your bank. If you don’t want or need regular payments, consider getting started on an investment program which adds an amount regularly to your investment portfolio with the free Midas Systematic Investment Program. Midas gives you the flexibility to initiate investments and withdrawals annually, semi-annually, quarterly, monthly, or bi-weekly in whichever months you specify - whatever is most convenient for you. Regular investments and withdrawals can reduce normal investor anxiety over acting in a rising or falling market, or buying all of your shares at market highs, or selling during market lows. With Midas, you can get started with investment and withdrawal programs with as little as $100 a month. Although these strategies cannot assure a profit or protect against permanent loss, we believe they can result in a lower average cost for investments, and reduce timing anxieties and inconveniences when withdrawing. You should consider your ability to continue purchases through periods of low price levels before undertaking an investment strategy.

1 MIDAS SEMI-ANNUAL REPORT 2017

THE KEYS: STARTING A PLAN NOW AND STICKING WITH IT

Whether starting an investment program or a withdrawal program, at Midas we suggest following two basic rules:

(1) Get started today. Getting started is, for many of us, the hardest part. Try a regular investment program with a small amount at first. The short and easy form you need - “Systematic Purchase/Withdrawal Form” - is found at http://www.midasfunds.com/all-forms.html. If you have any questions, just call Shareholder Services at 1-800-400- MIDAS (6432). There is no obligation on your part.

“Midas Fund seeks resource companies offering financial strength, expanding production profiles, increasing cash flow, or other special features.”

(2) Stick with your program through quality investing and a long term approach. That’s why Midas Magic seeks to include in its portfolio some of the world’s strongest companies with global operations in finance, technology, and other industries. Midas Fund seeks resource companies offering financial strength, expanding production profiles, increasing cash flow, or other special features.

START YOUR MIDAS INVESTMENT PLAN TODAY -
OPENING A MIDAS ACCOUNT IS EASY AND CONVENIENT

It’s easy to open a Midas account, and you can do it online at MidasFunds.com by clicking “Open an Account” at the top menu bar and following the prompts. Whether to establish a Midas regular individual or joint account, a Midas Traditional or Roth IRA for your retirement planning, or to create a Midas Coverdell Education Savings Account for your child, just follow the step-by-step instructions to open a new Midas account and start investing with Midas today. Once you’ve opened your Midas account, you’ll have access to THE MIDAS TOUCH® at MidasFunds.com for free, 24-hour access to your Midas account and free electronic delivery of your Midas account statements, shareholder reports, prospectuses, and other updates. If you have any questions about the Midas Family of Funds or our attractive suite of Midas shareholder services, please call us at 1-800-400-MIDAS (6432) with no obligation on your part.

It is with great sadness that we announce the recent passing of James E. Hunt, an independent Midas Trustee since inception. His insight, integrity, and humor will be missed. He was a lifelong advocate of a careful, quality investing approach and upheld the highest standards of fiduciary conduct.

Sincerely,

Thomas B. Winmill

President

MIDAS SEMI-ANNUAL REPORT 2017 2

MIDAS FUND
Portfolio Commentary

Midas Fund invests in gold, silver, platinum, and other natural resources companies in seeking its investment objectives of primarily capital appreciation and protection against inflation and, secondarily, current income. We are pleased to submit this Midas 2017 Semi-Annual Report and to welcome new shareholders attracted to the Fund’s investment objectives and policies who have invested in the Fund directly or through one of the many brokerage firms making the Fund available to its customers.

GOLD PRICES, FINANCIAL MARKETS, AND MIDAS RETURNS

During the first half of 2017, the gold price averaged about $1,238 per ounce (all gold prices are based on the London p.m. fix) as compared to $1,219 in the first half of 2016, with a low of $1,146 in January and a high of $1,293 in June, ending up about 8.4% from the start of the year. Spot prices of other metals recorded similar results in the first six months of the year, with silver up about 1.3%, copper up 7.5%, and platinum up 0.2%. Regarding inflation, over the 12 months through May 2017, the Consumer Price Index for All Urban Consumers increased 1.9%, as compared to 1.0% for the same period of 2016, and the Producer Price Index for final demand rose 2.4% for the 12 months ended in May, as compared to negative 0.1% for the same period of 2016 (all, before seasonal adjustment). Although the financial markets for general equities showed solid gains in the first half of 2017, with the Dow Jones Industrial Average up about 8.03%, the market for gold stocks (as measured by the NYSE Gold Bugs Index) rose only a modest 0.91%, while Midas Fund returned 1.71%. During this period, the Fund’s net investment loss, net realized loss on investments, and unrealized appreciation on investments were, respectively, $244,935, $6,883,921, and $7,506,613, which contributed significantly to the Fund’s total return. In the first half, gains were realized on sales of Syngenta AG ADRs and losses realized on Northern Dynasty Minerals Ltd. and Eldorado Gold Corp. Ltd. Since the beginning of the year, sizable unrealized appreciation was contributed particularly by Ivanhoe Mines Ltd., a mine developer with projects in the Democratic Republic of the Congo and South Africa, and Randgold Resources Limited ADRs, a senior gold producer with operations in Africa, and unrealized losses incurred from holdings of, among others, Detour Gold Corp., an intermediate gold producer.

Using a disciplined approach, the Fund seeks to emphasize gold and other natural resource companies offering financial strength, expanding production profiles, increasing cash flow, promising exploration potential, and/or other special growth features. With a portfolio of what we believe to be attractive companies at generally reasonable valuations, we view Midas Fund as well positioned to seek capital appreciation and protection against inflation. We believe our patient focus on quality and long term investing could be rewarded over the years ahead. Moreover, outperformance by gold and other natural resource stocks might be in the offing as we note increasing investor complacency regarding past low levels of consumer and producer inflation and mediocre growth, notwithstanding significant fiscal imbalances in the United States and many other developing and developed countries around the world.

CONTACT US FOR INFORMATION AND SERVICES

Since the Fund’s strategies reflect longer term wealth building goals within a volatile sector, we believe that it can be especially appropriate for a program of steady monthly investing. To make regular investing in the Fund as easy, convenient, and affordable as possible, we offer the Midas Systematic Investment Program. For information, simply visit www.MidasFunds.com or give us a call toll free at 1-800-400-MIDAS (6432).

1.	Alamos Gold Inc.	6.	Rio Tinto plc ADR
2.	Agnico Eagle Mines Limited	7.	Resolute Mining Ltd.
3.	Newmont Mining Corporation	8.	Detour Gold Corp.
4.	SPDR Gold Trust	9.	Ciner Resources LP
5.	Randgold Resources Limited ADR	10.	BHP Billiton Limited

Top Ten Holdings comprise approximately 64% of total assets. Holdings are subject to change. The above portfolio information should not be considered as a recommendation to purchase or sell a particular security and there is no assurance that any securities will remain in or out of the Fund.

3 MIDAS SEMI-ANNUAL REPORT 2017

MIDAS MAGIC
Portfolio Commentary

We are pleased to submit this 2017 Semi-Annual Report for Midas Magic and to welcome our new shareholders who believe the Fund’s quality approach to investing makes it attractive for long term financial planning. In pursuit of its investment objective of capital appreciation, the Fund may invest in any security type (i.e., stocks, bonds, etc.), in any industry sector, in domestic or foreign companies, and in companies of any size. In seeking to enhance returns, the Fund may use speculative investment techniques, such as leverage. To achieve the Fund’s objective, the investment manager may use a seasonal investing strategy and, during periods anticipated to be less favorable, the Fund may take a defensive position.

ECONOMIC AND MARKET REPORT

At the June 2017 meeting of the Federal Open Market Committee (FOMC) of the Federal Reserve Bank (the “Fed”), the Fed staff’s review of the economic situation suggested that real gross domestic product (GDP) was “expanding at a faster pace in the second quarter than in the first quarter.” Factors influencing consumer spending were noted by the staff as including continued gains in employment, real disposable personal income, and households’ net worth. The staff noted that consumer sentiment “remained upbeat in May.” Addressing the financial situation, the Fed staff noted that “domestic financial market conditions remained generally accommodative.” The staff also noted that “market participants’ perceptions of an improved global economic outlook appeared to provide some support to prices of risk assets.”

INVESTMENT DISCIPLINE; FLEXIBLE STRATEGIES

In view of these economic and market developments, the Fund’s disciplined strategy has been to focus primarily on large companies, with a broad orientation towards conservatively priced value stocks and selected growth issues. The Fund seeks companies with strong operations showing superior returns on equity and assets with reasonable valuations. Relative to the S&P 500, the Fund’s portfolio currently is extra-weighted in financial services and to a lesser degree in consumer cyclical companies, and is less weighted in economically sensitive and defensive industries. The Fund had no borrowing leverage at June 30.

In the first six months of 2017, the Fund’s net investment loss, net realized gain on investments, and unrealized appreciation on investments were, respectively, $171,777, $550,017, and $105,972, which contributed significantly to the Fund’s total return of 3.62%. Profitable sales in the period were made of, among others, shares of Cisco Systems, Inc. in the computer communications equipment sector, and losses were taken on, among others, GameStop Corp. in the computer and computer software stores sector. Although no particular investment was responsible for the majority of the unrealized appreciation or depreciation of investments over the period, an investment in the miscellaneous retail sector, Hibbett Sports, Inc., and a holding in the oil & gas extraction sector, Transocean Ltd., were significant contributors to unrealized depreciation during the period. At the same time, the Fund benefited from unrealized appreciation from its holdings of Alphabet Inc. in the business services sector and Johnson & Johnson in the chemical and allied products sector.

INVESTMENT OUTLOOK AND POSITIONING

In summary, the U.S. economy appears to be solid and slightly strengthening, and consumer sentiment remains elevated, which suggests to us that investors might anticipate both strong markets and heightened market volatility from unanticipated disappointments, warranting caution over the remaining balance of the year.

1.	Mastercard Incorporated Class A	6.	The Greenbrier Companies, Inc.
2.	Alphabet Inc. Class A	7.	Sturm, Ruger & Company, Inc.
3.	Johnson & Johnson	8.	Copart, Inc.
4.	Berkshire Hathaway, Inc. Class B	9.	Apple Inc.
5.	JPMorgan Chase & Co.	10.	United Therapeutics Corporation

Top Ten Holdings comprise approximately 63% of total assets. Holdings are subject to change. The above portfolio information should not be considered as a recommendation to purchase or sell a particular security and there is no assurance that any securities will remain in or out of the Fund.

MIDAS SEMI-ANNUAL REPORT 2017 4

ALLOCATION OF PORTFOLIO HOLDINGS
June 30, 2017 (Unaudited)

*	Each Fund’s allocation of portfolio holdings uses approximate percentages of its net assets and may not add up to 100% due to leverage or other assets, rounding, and other factors. Allocations of less than 1% in aggregate are not shown. Allocations are subject to change.

5 MIDAS SEMI-ANNUAL REPORT 2017

ABOUT YOUR FUND’S EXPENSES

Fund shareholders may incur two types of costs: (1) transaction costs, including redemption or small account fees (if applicable); and (2) ongoing costs, including management fees, distribution and 12b-1 service fees, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period (from January 1, 2017 to June 30, 2017).

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses for each Fund. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the Fund you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. The Fund may charge you a $20 annual small balance account fee if the value of your shares is less than $500 and will redeem shares automatically in your accounts to pay the $20 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts, and IRAs (including traditional, Roth, Rollover, SEP, and SIMPLE-IRAs), and certain other retirement accounts.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or small account fees. Therefore, the lines labeled “hypothetical” are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXPENSE ANALYSIS TABLE
	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Expenses Paid During Period January 1-June 30, 2017 (a)	Annualized Expense Ratio
MIDAS FUND
Actual	$1,000.00	$1,017.09	$20.11	4.02%

Hypothetical (b)	$1,000.00	$1,004.86	$19.98	4.02%
MIDAS MAGIC
Actual	$1,000.00	$1,036.19	$18.83	3.73%

Hypothetical (b)	$1,000.00	$1,006.30	$18.55	3.73%

(a)   Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by
       181, the number of days in the most recent fiscal half year, divided by 365, to reflect the one half year period.

(b) Assumes 5% total return before expenses.

MIDAS SEMI-ANNUAL REPORT 2017 6

Schedule of Portfolio Investments
MIDAS FUND
	Financial Statements	June 30, 2017 (Unaudited)

Common Stocks (105.77%)		Value

Major Precious Metals Producers (30.77%)

35,000	Agnico Eagle Mines Limited (a)	$1,579,200
55,000	AngloGold Ashanti Ltd. ADR	534,600
55,000	Goldcorp Inc. (a)	710,050
45,000	Newmont Mining Corporation (a)	1,457,550
15,000	Randgold Resources Limited ADR	1,326,900

		5,608,300

Intermediate Precious Metals Producers (35.38%)

225,000	Alamos Gold Inc. (a)	1,615,500
200,000	B2Gold Corp. (b)	562,000
85,000	Detour Gold Corp. (a) (b)	993,532
10,000	Franco-Nevada Corp. (a)	721,600
125,000	New Gold Inc. (a) (b)	397,500
241,000	OceanaGold Corporation	725,579
1,145,001	Resolute Mining Ltd.	1,045,142
45,000	Tahoe Resources Inc. (a)	387,900

		6,448,753

Junior Precious Metals Producers (1.86%)

17,500	Osisko Gold Royalties Ltd. (a)	213,579
150,000	Platinum Group Metals Ltd. (b)	125,340

		338,919

Exploration and Project Development Companies (3.17%)

180,000	Ivanhoe Mines Ltd. Class A (b)	577,962

Other Natural Resources Companies (34.59%)

20,800	BHP Billiton Limited	740,272
34,534	Ciner Resources LP	946,232
3,900	Compass Minerals International, Inc. (a)	254,670
24,643	iShares Silver Trust (b)	387,141
8,000	Johnson Matthey PLC	298,344
8,000	Minerals Technologies Inc. (a)	585,600
3,519	Nucor Corp. (a)	203,644
29,749	Rio Tinto plc ADR	1,258,680
2,694	Sociedad Quimica Y Minera De Chile S.A.	88,956
8,320	South32 Limited	85,613
11,600	SPDR Gold Trust (b)	1,369,032
2,000	Spectra Energy Partners, LP	85,800

		6,303,984

Total common stocks (Cost $28,195,195)		19,277,918

See Notes to Financial Statements.
7 MIDAS SEMI-ANNUAL REPORT 2017

Schedule of Portfolio Investments
MIDAS FUND
	Financial Statements	(Unaudited) concluded

Shares		Value

Money Market Fund (0.92%)

168,403	State Street Institutional U.S. Government Money Market Fund, Administration Class shares, 7 day annualized yield 0.63% (Cost $168,403)	$168,403

Total investments (Cost $28,363,598) (106.69%)		19,446,321

Liabilities in excess of other assets (-6.69%)		(1,220,284)

Net assets (100.00%)		$18,226,037

(a)	All or a portion of this security has been pledged as collateral pursuant to the Liquidity Agreement. As of June 30, 2017, the value of securities pledged as collateral was $1,913,373.

(b)	Non-income producing.

ADR means	“American Depositary Receipt”

plc means	“Public Limited Company”

LP means	“Limited Partnership”

See Notes to Financial Statements.
MIDAS ANNUAL REPORT 2017 8

Schedule of Portfolio Investments
MIDAS MAGIC
	Financial Statements	June 30, 2017 (Unaudited)

Common Stocks (101.94%) Shares		Value

Apparel and Other Finished Products Made from Fabrics and Similar Materials (1.42%)

2,200	Carter’s, Inc. (a)	$195,690

Automotive Dealers and Gasoline Service Stations (2.71%)

11,726	Copart, Inc. (a)(b)	372,770

Business Services (30.65%)

1,700	Alphabet Inc. Class A (a) (b)	1,580,456
5,200	DST Systems, Inc. (a)	320,840
14,100	Mastercard Incorporated Class A (a)	1,712,445
3,575	Omnicom Group Inc. (a)	296,368
6,500	Robert Half International Inc. (a)	311,545

		4,221,654

Chemical and Allied Products (14.83%)

900	Biogen Inc. (a) (b)	244,224
11,000	Johnson & Johnson (a)	1,455,190
2,650	United Therapeutics Corporation (a) (b)	343,784

		2,043,198

Communications (0.50%)

650	The Walt Disney Company (a)	69,062

Depository Institutions (15.68%)

8,330	Berkshire Hathaway, Inc. Class B (a) (b)	1,410,852
8,200	JPMorgan Chase & Co. (a)	749,480

		2,160,332

Electronic and Other Electrical Equipment and Components, except Computer Equipment (4.51%)

1,500	IPG Photonics Corporation (a) (b)	217,650
1,750	Taiwan Semiconductor Manufacturing Co. Ltd.	61,180
6,600	Ubiquiti Networks, Inc. (a) (b)	343,002

		621,832

Fabricated Metal Products, except Machinery and Transportation Equipment (5.07%)

13,300	American Outdoor Brands Corporation (a) (b)	294,728
6,500	Sturm, Ruger & Company, Inc. (a)	403,975

		698,703

Food Stores (1.19%)

7,000	The Kroger Co. (a)	163,240

See Notes to Financial Statements.
9 MIDAS SEMI-ANNUAL REPORT 2017

Schedule of Portfolio Investments
MIDAS MAGIC
	Financial Statements	(Unaudited) continued

Shares		Value

Home Furniture, Furnishings, and Equipment Stores (1.76%)

5,000	Williams-Sonoma, Inc. (a)	$242,500

Industrial and Commercial Machinery and Computer Equipment (2.51%)

2,400	Apple Inc. (a)	345,648

Miscellaneous Retail (4.20%)

5,082	Dick’s Sporting Goods, Inc. (a)	202,416
8,200	Hibbett Sports, Inc. (a) (b)	170,150
3,250	Signet Jewelers Limited (a)	205,530

		578,096

Oil & Gas Extraction (1.97%)

33,000	Transocean Ltd. (a) (b)	271,590

Real Estate (1.92%)

10,000	Marcus & Millichap, Inc. (a) (b)	263,600

Rubber and Miscellaneous Plastics Products (0.43%)

1,000	NIKE, Inc. (a)	59,000

Security and Commodity Brokers, Dealers, Exchanges, and Services (7.56%)

1,197	Diamond Hill Investment Group, Inc. (a)	238,682
12,000	Federated Investors, Inc. (a)	339,000
6,400	GAMCO Investors, Inc. (a)	189,440
3,700	T. Rowe Price Group, Inc. (a)	274,577

		1,041,699

Transportation Equipment (5.03%)

3,200	Gentherm Incorporated (a) (b)	124,160
12,300	The Greenbrier Companies, Inc. (a)	568,875

		693,035

Total common stocks (Cost $8,387,613)		14,041,649

Money Market Fund (1.07%)

147,990	State Street Institutional U.S. Government Money Market Fund, Administration Class shares, 7 day annualized yield 0.63% (Cost $147,990)	147,990

See Notes to Financial Statements.
MIDAS ANNUAL REPORT 2017 10

Schedule of Portfolio Investments
MIDAS MAGIC
	Financial Statements	(Unaudited) concluded

Shares	Value

Total investments (Cost $8,535,603) (103.01%)	$14,189,639

Liabilities in excess of other assets (-3.01%)	(415,190)

Net assets (100.00%)	$13,774,449

(a)	All or a portion of this security has been pledged as collateral pursuant to the Liquidity Agreement. As of June 30, 2017, the value of securities pledged as collateral was $686,422.

(b)	Non-income producing.

See Notes to Financial Statements.
11 MIDAS SEMI-ANNUAL REPORT 2017

STATEMENTS OF ASSETS AND LIABILITIES
	Financial Statements	(Unaudited)

June 30, 2017	MIDAS FUND	MIDAS MAGIC

Assets
Investments, at cost	$28,363,598	$8,535,603

Investments, at value	$19,446,321	$14,189,639
Receivables
Foreign withholding tax reclaims	40,626	-
Dividends	7,510	3,942
Fund shares sold	700	5,628
Other assets	32,248	7,236

Total assets	19,527,405	14,206,445

Liabilities
Liquidity agreement borrowing	1,017,115	343,000
Payables
Foreign taxes	155,226	-
Accrued expenses	90,877	59,229
Investment management fees	15,637	11,022
Administrative services	11,091	11,842
Fund shares redeemed	4,086	38
Distribution fees	3,909	3,141
Trustees	3,427	3,724

Total liabilities	1,301,368	431,996

Net assets	$18,226,037	$13,774,449

Shares outstanding, $0.01 par value	15,312,750	801,851

Net asset value, offering, and redemption price per share	$1.19	$17.18

Net assets consist of
Paid in capital	$80,142,446	$7,327,199
Undistributed net investment loss	(564,208)	(171,777)
Accumulated net realized gain (loss) on investments and foreign currencies	(52,434,530)	964,990
Net unrealized appreciation (depreciation) on investments and foreign currencies	(8,917,671)	5,654,037

	$18,226,037	$13,774,449

MIDAS SEMI-ANNUAL REPORT 2017 12

STATEMENTS OF OPERATIONS
	Financial Statements	(Unaudited)

For the Six Months ended June 30, 2017	MIDAS FUND	MIDAS MAGIC

Investment income
Dividends	$164,779	$86,082
Foreign tax withholding	(5,576)	-

Total investment income	159,203	86,082

Expenses
Investment management	99,768	66,109
Transfer agent	72,400	26,910
Administrative services	53,540	40,555
Interest and fees on liquidity agreement	50,800	26,856
Distribution	24,942	17,117
Registration	20,165	23,150
Shareholder communications	18,040	6,395
Trustees	17,929	13,570
Auditing	16,415	12,670
Bookkeeping and pricing	15,170	15,170
Legal	8,940	7,166
Insurance	3,801	1,267
Custodian	1,495	375
Other	733	549

Total expenses	404,138	257,859

Net investment loss	(244,935)	(171,777)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on
Investments (net of foreign capital gain taxes of $ 155,226 and $0, respectively)	(6,882,723)	550,151
Foreign currencies	(1,198)	(134)
Unrealized appreciation on
Investments	7,502,679	105,707
Translation of assets and liabilities in foreign currencies	3,934	265

Net realized and unrealized gain	622,692	655,989

Net increase in net assets resulting from operations	$377,757	$484,212

See Notes to Financial Statements.
13 MIDAS SEMI-ANNUAL REPORT 2017

STATEMENTS OF CHANGES IN NET ASSETS
	Financial Statements	(Unaudited)

	MIDAS FUND		MIDAS MAGIC

	Six Months Ended 6/30/17	Year Ended 12/31/16	Six Months Ended 6/30/17	Year Ended 12/31/16
Operations
Net investment loss	$(244,935)	$(460,392)	$(171,777)	$(241,216)
Net realized gain (loss)	(6,883,921)	(668,546)	550,017	527,021
Unrealized appreciation	7,506,613	7,263,190	105,972	1,346,346

Net increase in net assets resulting from operations	377,757	6,134,252	484,212	1,632,151

Distributions to shareholders
Net realized gains	-	-	-	(2,655,623)

Total distributions	-	-	-	(2,655,623)

Capital share transactions (a)
Change in net assets resulting from capital share transactions	(982,938)	2,616,641	(352,971)	1,524,881
Redemption fees	8,825	13,035	20	7

Increase (decrease) in net assets resulting from capital share transactions	(974,113)	2,629,676	(352,951)	1,524,888

Total change in net assets	(596,356)	8,763,928	131,261	501,416

Net assets
Beginning of period	18,822,393	10,058,465	13,643,188	13,141,772

End of period	$18,226,037	$18,822,393	$13,774,449	$13,643,188

Undistributed net investment loss	$(564,208)	$(319,273)	$(171,777)	$-

(a) Capital share transactions were as follows:
Value
Shares sold	$2,101,052	$3,343,457	$157,036	$198,174
Shares issued in connection with the acquisition of Perpetual	-	4,278,941	-	-
Shares issued on reinvestment of distributions	-	-	-	2,563,157
Shares redeemed	(3,083,990)	(5,005,757)	(510,007)	(1,236,450)

Net increase (decrease)	$(982,938)	$2,616,641	$(352,971)	$1,524,881

Number
Shares sold	1,708,639	2,827,817	9,300	10,936
Shares issued in connection with the acquisition of Perpetual	-	3,280,110	-	-
Shares issued on reinvestment of distributions	-	-	-	154,035
Shares redeemed	(2,439,350)	(4,144,061)	(30,096)	(68,281)

Net increase (decrease)	(730,711)	1,963,866	(20,796)	96,690

See Notes to Financial Statements.
MIDAS SEMI-ANNUAL REPORT 2017 14

STATEMENTS OF CASH FLOWS
	Financial Statements	(Unaudited)

For the Six Months ended June 30, 2017	MIDAS FUND	MIDAS MAGIC

Cash flows from operating activities
Net increase in net assets resulting from operations	$ 377,757	$484,212
Adjustments to reconcile change in net assets resulting from operations to net cash provided by (used in) operating activities:
Proceeds from sales of long term investments	2,656,012	3,911,186
Purchase of long term investments	(206,714)	(952,365)
Unrealized appreciation of investments and foreign currencies	(7,502,334)	(105,755)
Net realized loss (gain) on sales of investments and foreign currencies	6,883,921	(550,017)
Net (purchases) sales of short term investments	(16,968)	13,671
(Increase) decrease in dividends receivable	(2,067)	48,813
Decrease in foreign withholding taxes reclaimed	13,836	4,425
Decrease in other assets	3,882	3,059
Increase in foreign taxes payable	155,226	-
(Decrease) increase in accrued expenses	(5,452)	359
Increase (decrease) in investment management fees payable	203	(286)
Increase in administrative services payable	232	3,354
Increase (decrease) in distribution fees payable	51	(73)
(Decrease) increase in trustees fees payable	(572)	132

Net cash provided by operating activities	2,357,013	2,860,715

Cash flows from financing activities
Liquidity agreement repayment, net	(1,408,000)	(2,502,000)
Net shares redeemed	(949,013)	(358,715)

Net cash used in financing activities	(2,357,013)	(2,860,715)

Net change in cash	-	-

Cash
Beginning of period	-	-

End of period	$-	$-

Supplemental disclosure of cash flow information
Cash paid for interest on liquidity agreement	$23,981	$16,595

See Notes to Financial Statements.
15 MIDAS SEMI-ANNUAL REPORT 2017

NOTES TO FINANCIAL STATEMENTS
	Financial Statements	JUNE 30, 2017 (Unaudited)

1  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES  Midas Fund and Midas Magic (each individually, a “Fund,” and collectively, the “Funds”) are each a series of shares of Midas Series Trust (the “Trust”), a Delaware statutory trust which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open end management investment company. Each Fund is a distinct portfolio with its own investment objective and policies. The investment objectives of Midas Fund are primarily capital appreciation and protection against inflation and, secondarily, current income through investments primarily in precious metals and natural resource companies and gold, silver, and platinum bullion. The investment objective of Midas Magic is capital appreciation, which it seeks by investing in any security type in any industry sector and in domestic or foreign companies of any size. The Trust retains Midas Management Corporation as its Investment Manager of each Fund.

Each Fund currently offers one class of shares. The Funds impose a short term trading redemption fee on any Fund shares that are redeemed or exchanged within 30 days following their purchase date. The redemption fee is 1% of the amount redeemed. Such fees are retained by the Funds for the benefit of the remaining shareholders and are accounted for as an addition to paid in capital.

The Trust is an investment company and accordingly follows the accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.” The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Valuation of Investments – Portfolio securities are valued by various methods depending on the primary market or exchange on which they trade. Most equity securities for which the primary market is in the United States are usually valued at the official closing price, last sale price or, if no sale has occurred, at the closing bid price. Most equity securities for which the primary market is outside the United States are usually valued using the official closing price or the last sale price in the principal market in which they are traded. If the last sale price on the local exchange is unavailable, the last evaluated quote or closing bid price normally is used. In the event of an unexpected closing of the primary market or exchange, a security may continue to trade on one or more other markets, and the price as reflected on those other trading venues may be more reflective of the security’s value than an earlier price from the primary market or exchange. Accordingly, a Fund may seek to use these additional sources of pricing data or information when prices from the primary market or exchange are unavailable, or are earlier and less representative of current market value. Gold and silver bullion are valued at 4:00 p.m. ET, at the mean between the last bid and asked quotations of the Bloomberg Composite (NY) Spot Price for that metal. Certain debt securities may be priced through pricing services that may utilize a matrix pricing system which takes into consideration factors such as yields, prices, maturities, call features, and ratings on comparable securities or according to prices quoted by a securities dealer that offers pricing services. Open end investment companies are valued at their net asset value. Foreign securities markets may be open on days when the U.S. markets are closed. For this reason, the value of any foreign securities owned by a Fund could change on a day when shareholders cannot buy or sell shares of the Fund. Securities for which market quotations are not readily available or reliable and other assets may be valued as determined in good faith by the Investment Manager’s Valuation Committee under the direction of or pursuant to procedures approved by the Fund’s Board of Trustees, called “fair value pricing.” Due to the inherent uncertainty of valuation, fair value pricing values may differ from the values that would have been used had a readily available or reliable market quotation for the securities existed. These differences in valuation could be material. A security’s valuation may differ depending on the method used for determining value. The use of fair value pricing by a Fund may cause the net asset value of its shares to differ from the net asset value that would be calculated using market prices. A fair value price is an estimate and there is no assurance that such price will be at or close to the price at which a security is next quoted or next trades.

Investments in Other Investment Companies – Each Fund may invest in shares of other investment companies such as closed end funds, exchange traded funds, and mutual funds (the “Acquired Funds”) in accordance with the Act and related rules. Shareholders in a Fund that so invests bear the pro rata portion of the fees and expenses of the Acquired Funds in addition to the Fund’s expenses. The expenses incurred by the Funds that are disclosed in the Statement of Operations do not include fees and expenses incurred by the Acquired Funds. The fees and expenses of an Acquired Fund are reflected in such Acquired Fund’s total return.

Foreign Currency Translation – Securities denominated in foreign currencies are translated into U.S. dollars at prevailing exchange rates. Realized gain or loss on sales of such investments in local currency terms is reported separately from gain or loss attributable to a change in foreign exchange rates for those investments.

Forward Foreign Currency Contracts – Forward foreign currency contracts are marked to market and the change in market value is recorded by a Fund as an unrealized gain or loss. When a contract is closed, a Fund records a realized gain or loss equal to the difference between the

MIDAS SEMI-ANNUAL REPORT 2017 16

NOTES TO FINANCIAL STATEMENTS
	Financial Statements	(Unaudited)

value of the contract at the time it was opened and the value at the time it was closed. A Fund could be exposed to risk if a counterparty is unable to meet the terms of the contract or if the value of the currency changes unfavorably.

Derivatives – The Funds may use derivatives for a variety of reasons, such as to attempt to protect against possible changes in the value of their portfolio holdings or to generate potential gain. Derivatives are financial contracts that derive their values from other securities or commodities, or that are based on indices. Derivatives are marked to market with the change in value reflected in unrealized appreciation or depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of the asset underlying a contract in which case the recognition of gain or loss is postponed until the disposal of the asset. The Funds risk loss if counterparties fail to meet the terms of the contract. Derivative contracts include, among other things, options, futures, forward currency contracts, and swap agreements.

Short Sales – The Funds may each sell a security short it does not own in anticipation of a decline in the value of the security. When a Fund sells a security short, it must borrow the security sold short and deliver it to the broker/dealer through which it made the short sale. A Fund is liable for any dividends or interest paid on securities sold short. A gain limited to the price at which a Fund sold the security short or a loss, unlimited in size, normally is recognized upon the termination of the short sale. Securities sold short result in off balance sheet risk as a Fund’s ultimate obligation to satisfy the terms of the sale of securities sold short may exceed the amount recognized in the Statement of Assets and Liabilities.

Investment Transactions – Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Realized gains or losses are determined by specifically identifying the cost basis of the investment sold.

Investment Income – Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date or in the case of certain foreign securities, as soon as practicable after a Fund is notified. Taxes withheld on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Expenses – Expenses deemed by the Investment Manager to have been incurred solely by a Fund are charged to that Fund. Expenses deemed by the Investment Manager to have been incurred jointly by a Fund and one or more of the other investment companies for which the Investment Manager or its affiliates serve as investment manager, or other related entities are allocated on the basis of relative net assets, except where a more appropriate allocation can be made fairly in the judgment of the Investment Manager.

Expense Reduction Arrangement – Through arrangements with the Funds’ custodian and cash management bank, credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses. No credits were realized by the Funds during 2016 or the six months ended June 30, 2017.

Distributions to Shareholders – Distributions to shareholders are determined in accordance with income tax regulations and are recorded on the ex-dividend date.

Taxes – No provision has been made for U.S. income taxes because each Fund intends to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “IRC”), and to distribute to its shareholders substantially all of its taxable income and net realized gains. Foreign securities held by a Fund may be subject to foreign taxation. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which a Fund invests. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Funds have reviewed their tax positions and have concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on federal, state, and local income tax returns for open tax years (2014 - 2016) or expected to be taken in the Funds’ 2017 tax returns.

The Funds may be subject to foreign taxation related to income received, capital gains on the sale of securities, and certain foreign currency transactions in the foreign jurisdictions in which they invest. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Funds invest. When a capital gain tax is determined to apply, the Funds may record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

2 FEES AND TRANSACTIONS WITH RELATED PARTIES The Trust has retained the Investment Manager pursuant to an investment management agreement that provides for a management fee payable monthly and based on the average daily net assets of each Fund. With respect to Midas Fund, the annual management fee is 1% on the first $200 million, .95% from $200 million to $400 million, .90% from $400 million to $600 million, .85% from $600 million to $800 million, .80% from $800 million to $1 billion, and .75% over $1 billion. With respect to Midas Magic, the annual management fee is 1% on the first $10 million, .875% from $10 million to $30 million, .75% from $30 million to $150 million, .625% from $150 million to $500 million, and .5% over $500 million.

17 MIDAS SEMI-ANNUAL REPORT 2017

NOTES TO FINANCIAL STATEMENTS
	Financial Statements	(Unaudited)

The Trust on behalf of each Fund has adopted a plan of distribution pursuant to Rule 12b-1 under the Act. Under the plan and a related distribution agreement, each Fund pays the Distributor, Midas Securities Group, Inc., an affiliate of the Investment Manager, a fee at the annual rate of .25% based on the average daily net assets of each Fund for the maintenance of shareholder accounts and other activities and expenses primarily intended to result in the sale of the Funds’ shares. In addition, Midas Fund and Midas Magic each reimbursed the Distributor $13,791 and $1,339, respectively, for payments made to certain brokers for record keeping, administrative, and similar services for the six months ended June 30, 2017.

Certain officers and trustees of the Trust are officers and directors of the Investment Manager and the Distributor.

Pursuant to the investment management agreement, the Funds reimburse the Investment Manager for providing at cost certain administrative services comprised of compliance and accounting services. For the six months ended June 30, 2017, the Funds reimbursed such costs as follows:

	MIDAS FUND	MIDAS MAGIC

Compliance	$28,135	$20,910

Accounting	25,405	19,645

Total	$53,540	$40,555

The Funds compensate each trustee who is not an employee of the Investment Manager or its affiliates. These trustees receive fees for service as a trustee from the Fund and the other investment companies for which the Investment Manager or its affiliates serve as investment manager. In addition, trustee out-of-pocket expenses are allocated to each Fund for which the Investment Manager or its affiliates serve as investment manager on the basis of relative net assets, except where a more appropriate allocation can be made fairly in the judgment of the Investment Manager.

3 DISTRIBUTABLE EARNINGS During the year ended December 31, 2016, Midas Magic paid a distribution of $2,655,623 comprised of long term capital gains.

As of December 31, 2016, the components of distributable earnings on a tax basis were as follows:

	MIDAS FUND	MIDAS MAGIC

Accumulated net realized loss on investments	$(44,874,275)	$-

Undistributed capital gains	-	414,973

Net unrealized appreciation (depreciation)	(16,743,557)	5,548,065

Post-October losses	(676,334)	-

Total	$(62,294,166)	$5,963,038

Federal income tax regulations permit post-October net capital losses, if any, to be deferred and recognized on the tax return of the next succeeding taxable year.

Under the IRC, capital losses incurred in taxable years beginning after December 22, 2010 are allowed to be carried forward indefinitely and retain the character of the original loss. Capital loss carryover is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryover actually available for a Fund to utilize based on the results of future transactions. As a transition rule, post-enactment net capital losses are required to be utilized before pre-enactment net capital losses.

As of December 31, 2016, Midas Fund had net a capital loss carryover of $44,874,275, of which $1,107,213 of short term and $32,453,557 of long term losses may be carried forward indefinitely and $11,313,505 expires in 2017.

MIDAS SEMI-ANNUAL REPORT 2017 18

NOTES TO FINANCIAL STATEMENTS
	Financial Statements	(Unaudited)

4 VALUE MEASUREMENTS A hierarchy established by GAAP prioritizes inputs to valuation methods. The three levels of inputs are:

•	Level 1 - unadjusted quoted prices in active markets for identical assets or liabilities including securities actively traded on a securities exchange.

•

Level 2 - observable inputs other than quoted prices included in level 1 that are observable for the asset or liability which may include quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

•	Level 3 - unobservable inputs for the asset or liability including the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets for the security, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for investments categorized in level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy, within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs and methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.

The following is a description of the valuation techniques applied to a Fund’s major categories of assets and liabilities measured at fair value on a recurring basis:

Equity securities (common and preferred stock) – Most publicly traded equity securities are valued usually at the most recent official closing price, last sale price, evaluated quote, or closing bid price. To the extent these securities are actively traded and valuation adjustments are not applied, they may be categorized in level 1 of the fair value hierarchy. Equities on inactive markets or valued by reference to similar instruments may be categorized in level 2.

The following is a summary of the inputs used as of June 30, 2017 in valuing each Fund’s assets. Refer to each Fund’s Schedule of Portfolio Investments for detailed information on specific investments.

MIDAS FUND	Level 1	Level 2	Level 3	Total

Common stocks	$19,277,918	-	-	$19,277,918

Money market fund	168,403	-	-	168,403

Total investments, at value	$19,446,321	$-	$-	$19,446,321

MIDAS MAGIC	Level 1	Level 2	Level 3	Total

Common stocks	$14,041,649	-	-	$14,041,649

Money market fund	147,990	-	-	147,990

Total investments, at value	$14,189,639	-	-	$14,189,639

During the six months ended June 30, 2017, there were no transfers between level 1, level 2, and level 3. The Fund’s policy is to recognize transfers into and out of level 1, level 2, and level 3 at the end of a reporting period.

19 MIDAS SEMI-ANNUAL REPORT 2017

NOTES TO FINANCIAL STATEMENTS
	Financial Statements	(Unaudited)

5 INVESTMENT TRANSACTIONS The aggregate cost of investments for tax purposes will depend on each Fund’s investment experience during the entirety of its fiscal year and may be subject to changes based on tax regulations. As of June 30, 2017, for federal income tax purposes, subject to changes, the aggregate cost, gross unrealized appreciation (depreciation), and net unrealized appreciation (depreciation) of investments are summarized as follows:

	Federal Income	Gross Unrealized		Net Unrealized
	Tax Cost	Appreciation	(Depreciation)	Appreciation (Depreciation)

Midas Fund	$ 28,363,598	$ 2,065,603	$ (10,982,880)	$ (8,917,277)
Midas Magic	$ 8,535,603	$ 5,939,619	$ (285,583)	$ 5,654,036

Purchases and proceeds from sales or maturities of investment securities, excluding short term securities, for the six months ended June 30, 2017, were as follows:

	MIDAS FUND	MIDAS MAGIC

Purchases	$ 206,714	$ 952,365
Proceeds	$ 2,811,239	$ 3,911,186

6 LIQUIDITY AGREEMENT The Funds have a Liquidity Agreement (“LA”) with State Street Bank and Trust Company (“SSB”), each Fund’s custodian and securities lending agent. The LA allows Midas Fund and Midas Magic to draw up to $8 million and $4 million (maximum liquidity commitment), respectively, and includes a securities lending authorization by the Funds to SSB to engage in agency securities lending and reverse repurchase activity.

Interest is charged on the drawn amount at the rate of one-month LIBOR (London Interbank Offered Rate) plus 1.20% per annum, and is payable monthly. A non-usage fee is charged on the difference between the maximum liquidity commitment and the drawn amount at the rate of one-month LIBOR plus 0.07% per annum, and is payable monthly.

Each Fund pledges its assets as collateral to secure its obligations under the LA and makes these assets available for securities lending and repurchase transactions initiated by SSB, although each Fund retains the risks and rewards of the ownership of assets pledged. Under the terms of the LA, a Fund may enter into securities lending transactions initiated by SSB, acting as the Fund’s authorized securities lending agent. All securities lent through SSB are required to be secured with cash collateral received from the securities lending counterparty in amounts at least equal to 100% of the initial market value of the securities lent. Cash collateral received by SSB, in its role as securities lending agent for the Funds, is credited against the amounts drawn under the LA. Any amounts credited against the LA are considered leverage and would be subject to various limitations in the LA and the Act, or both. Upon return of loaned securities, SSB will return collateral to the securities lending counterparty and may fund the amount of collateral returned through securities lending, repurchase, and/or other lending activities provided under the LA. Amounts paid by securities lending counterparties for loaned securities are retained by SSB.

In the event of a securities lending counterparty default, SSB is obligated to indemnify the Funds for certain losses that may arise in connection with the default and SSB may use the collateral received from the securities lending counterparty to purchase replacement securities of the same issue, type, class, and series of the loaned securities. If the value of the collateral is less than the purchase cost of the replacement securities, SSB is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of the collateral. Although the risk of the loss of the securities lent can be mitigated by receiving collateral from the securities lending counterparty and through SSB indemnification, a Fund could experience a delay in recovering securities or could experience a lower than expected return if the securities lending counterparty fails to return the securities on a timely basis.

The Funds or SSB may terminate the LA with 179 days’ prior written notice to the other party absent a default or facility termination event. If certain asset coverage and collateral requirements, minimum net assets, or other covenants are not met, the LA could be deemed in default and be terminated.

MIDAS SEMI-ANNUAL REPORT 2017 20

NOTES TO FINANCIAL STATEMENTS
	Financial Statements	(Unaudited)

Under the LA at June 30, 2017, the outstanding loan balance and the value of assets pledged as collateral and, for the six months ended June 30, 2017, average daily amount outstanding, the maximum amount outstanding, and weighted average interest rate were as follows:

	MIDAS FUND	MIDAS MAGIC

Outstanding loan balance	$ 1,017,115	$ 343,000

Value of assets pledged as collateral	$ 1,913,373	$ 686,422

Average daily amount outstanding	$ 1,776,408	$ 1,178,387

Maximum amount outstanding	$ 2,666,115	$ 2,845,000

Weighted average interest rate	2.10%	2.04%

7 PORTFOLIO CONCENTRATION Each Fund operates as a “non-diversified” investment company under the Act, which means that the portion of the Fund’s assets that may be invested in the securities of a single issuer is not limited by the Act and the amount of the outstanding voting securities of a particular issuer held by a Fund is not limited. Each Fund, however, currently intends to continue to conduct its operations so as to qualify as a “regulated investment company” for purposes of the IRC, which currently requires that, at the end of each quarter of the taxable year, with respect to 50% of a Fund’s total assets, the Fund limits to 5% the portion of its total assets invested in the securities of a single issuer. There are no such limitations with respect to the balance of a Fund’s portfolio, although no single investment can exceed 25% of a Fund’s total assets at the time of purchase. A more concentrated portfolio may cause a Fund’s net asset value to be more volatile and thus may subject shareholders to more risk.

8 FOREIGN SECURITIES RISK Investments in the securities of foreign issuers involve special risks which include changes in foreign exchange rates and the possibility of future adverse political, tax, and economic developments, which could adversely affect the value of such securities. Moreover, securities of foreign issuers and traded in foreign markets may be less liquid and their prices more volatile than those of U.S. issuers and markets.

In June 2016, the United Kingdom (UK) voted to leave the European Union (EU) following a referendum referred to as “Brexit.” It is expected that the UK will exit the EU within two years; however, the exact time frame for the UK’s exit is unknown. There is still considerable uncertainty relating to the potential consequences of the withdrawal, including how the financial markets will react. In light of the uncertainties surrounding the impact of the Brexit on the broader global economy, the negative impact could be significant, potentially resulting in increased volatility and illiquidity and lower economic growth for companies that rely significantly on Europe for their business activities and revenues, which could have an adverse effect on the value of a Fund’s investments.

9 LEVERAGE RISK The Funds may use leverage to the extent permitted under the Act. Leveraging (buying securities using borrowed money) exaggerates the effect on NAV of any increase or decrease in the market value of a Fund’s investments. Money a Fund borrows for leveraging is limited to 33 1/3% of the value of its total assets. These borrowings would be subject to interest costs that may or may not be offset by income or capital gain from the securities purchased. There can be no assurance that a Fund’s use of leverage will be successful.

10 CONTINGENCIES The Funds indemnify officers and trustees for certain liabilities that might arise from their performance of their duties for the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which may provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as it involves future claims that may be made against the Funds under circumstances that have not occurred.

11 REORGANIZATION On June 20, 2016, the shareholders of Midas Perpetual Portfolio (“Perpetual”) approved the reorganization (“Reorganization”) of Perpetual into Midas Fund, each a separate series of the Trust, pursuant to an Agreement and Plan of Reorganization, which closed on June 24, 2016. The Reorganization was accomplished by the exchange, intended to be tax free, of 3,280,110 shares of Midas Fund at a net asset value of $1.30 for 4,862,175 shares of Perpetual. The net assets of Perpetual before the Reorganization were $4,278,941, including unrealized appreciation of $65,502 and realized losses of $206,662 at June 23, 2016. The investment portfolio of Perpetual, with a fair value of $4,350,753 and identified cost of $4,285,251 on June 23, 2016, was the principal asset acquired by Midas Fund. For

21 MIDAS SEMI-ANNUAL REPORT 2017

NOTES TO FINANCIAL STATEMENTS
	Financial Statements	(Unaudited)

financial reporting purposes, assets received and shares issued by Midas Fund were recorded at fair value. However, the cost basis of the investments received from Perpetual was carried forward to align ongoing reporting of Midas Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Immediately prior to the Reorganization, the net assets of Midas Fund were $18,537,603. Immediately after the Reorganization, the net assets of Midas Fund were $22,816,544.

Assuming the Reorganization had been completed on January 1, 2016, the beginning of the reporting period of Midas Fund, Midas Fund’s proforma results of operations for the period ended December 31, 2016, are as follows:

Net investment loss (1)	$(322,467)

Net realized and unrealized gain on investments and foreign currencies (2)	$7,143,975

Net increase in net assets resulting from operations	$6,821,508

(1)	Comprised of 2016 net investment loss reported by Midas Fund of $460,392, plus net investment loss incurred by Perpetual prior to the Reorganization of $194,518, less $332,443 of expenses estimated to have been eliminated on a pro forma basis.

(2)	Comprised of 2016 net realized and unrealized gain reported for Midas Fund of $6,659,398, plus net realized and unrealized gain on investments and foreign currencies incurred by Perpetual prior to the Reorganization of $484,577.

Because the combined investment portfolios have been managed as a single integrated portfolio since the Reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of Perpetual that have been included in Midas Fund’s Statement of Operations since June 24, 2016.

12 ACCOUNTING PRONOUNCEMENTS In October 2016, the Securities and Exchange Commission (“SEC”) adopted investment company reporting modernization reforms which, among other things, amend Regulation S-X (“Regulation S-X Amendments”) to require standardized, enhanced disclosures, particularly related to derivatives, in investment company financial statements. The compliance date for the Regulation S-X Amendments is for reporting period end dates on or after August 1, 2017. The Investment Manager currently expects that the impact of the Regulation S-X Amendments will have no effect on the Funds’ net assets or results of operations and will be limited to additional financial statement disclosures.

MIDAS SEMI-ANNUAL REPORT 2017 22

FINANCIAL HIGHLIGHTS
	Financial Statements	(Unaudited)

MIDAS FUND	Six Months Ended June 30, 2017	For the Year Ended December 31,
		2016	2015	2014	2013	2012

Per Share Data (for a share outstanding throughout each period)
Net asset value, beginning of period	$1.17	$0.71	$0.99	$1.38	$2.59	$3.57
Income (loss) from investment operations:
Net investment loss (1)	(0.02)	(0.03)	(0.02)	(0.02)	(0.02)	(0.04)
Net realized and unrealized gain (loss) on investments	0.04	0.49	(0.26)	(0.37)	(1.19)	(0.94)
Total from investment operations	0.02	0.46	(0.28)	(0.39)	(1.21)	(0.98)
Net asset value, end of period*	$1.19	$1.17	$0.71	$0.99	$1.38	$2.59

Total Return	1.71%	64.79%	(28.28)%	(28.26)%	(46.72)%	(27.45)%

Ratios/Supplemental Data
Net assets at end of period (000s omitted)	$18,226	$18,822	$10,058	$14,260	$20,815	$44,884
Ratio of expenses to average net assets (2)	4.02%†	3.39%	4.00%	3.04%	3.02%	2.94%
Ratio of net investment loss to average net assets	(2.44)%†	(2.49)%	(2.18)%	(1.69)%	(1.30)%	(1.49)%
Portfolio turnover rate	2%	2%	11%	31%	17%	12%

(1)   Average shares outstanding during the period are used to calculate per share data.

(2)   The ratio of expenses excluding loan interest and fees from the use of leverage to average net assets was 3.51%†for the six months ended June 30, 2017, and 3.17%, 3.99%, 2.97%, 2.96%, and 2.85% for the years ended December 31, 2016, 2015, 2014, 2013, and 2012, respectively.

*      Redemption fees from capital share transactions were less than $0.005 per share.

†     Annualized.

See Notes to Financial Statements.
23 MIDAS SEMI-ANNUAL REPORT 2017

FINANCIAL HIGHLIGHTS
	Financial Statements	(Unaudited)

MIDAS MAGIC	Six Months Ended June 30, 2017	For the Year Ended December 31,
		2016	2015	2014	2013	2012

Per Share data (for a share outstanding throughout each period)
Net asset value, beginning of period	$16.58	$18.10	$23.05	$24.33	$18.73	$16.00
Income (loss) from investment operations:
Net investment loss (1)	(0.21)	(0.34)	(0.40)	(0.50)	(0.46)	(0.57)
Net realized and unrealized gain (loss) on investments	0.81	2.79	(0.38)	0.96	7.53	3.30
Total from investment operations	0.60	2.45	(0.78)	0.46	7.07	2.73
Less distributions:
Realized gains	-	(3.97)	(4.17)	(1.74)	(1.47)	-
Net asset value, end of period*	$17.18	$16.58	$18.10	$23.05	$24.33	$18.73

Total Return	3.62%	13.44%	(3.56)%	1.82%	37.79%	17.06%

Ratios/Supplemental Data
Net assets at end of period (000s omitted)	$13,774	$13,643	$13,142	$15,186	$16,738	$13,245
Ratio of expenses to average net assets (2)	3.73%†	4.04%	3.92%	3.59%	3.37%	4.93%
Ratio of net investment loss to average net assets	(2.49)%†	(1.88)%	(1.79)%	(2.00)%	(2.10)%	(3.18)%
Portfolio turnover rate	6%	49%	37%	30%	13%	20%

(1) Average shares outstanding during the period are used to calculate per share data.

(2) The ratio of expenses excluding loan interest and fees from the use of leverage to average net assets was 3.35%† for the six months ended June 30, 2017, and 3.82%, 3.81%, 3.49%, 3.31%, and 4.76% for the years ended December 31, 2016, 2015, 2014, 2013, and 2012, respectively.

  *  Redemption fees from capital share transactions were less than $0.005 per share.

 † Annualized.

See Notes to Financial Statements.
MIDAS SEMI-ANNUAL REPORT 2017 24

The additional information below and on the following pages is supplemental and not part of the financial statements of the Funds.	(Unaudited)
BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS
Supplemental Information

The renewal of the investment management agreement (“Agreement”) between Midas Series Trust (“Trust”) and the investment manager, Midas Management Corporation (“Investment Manager”), on behalf of Midas Fund and Midas Magic (each, individually, a “Fund” and together the “Funds”), was unanimously approved by the Trust’s Board of Trustees (“Board”), including all of the Trust’s trustees who are not “interested persons” of the Trust (“Independent Trustees”) as defined under the Investment Company Act of 1940, as amended, at an in person meeting held on March 13, 2017 (“Meeting”). In this connection, the Board considered a number of factors, including, among other things, information that had been provided at other meetings, as well as information furnished to the Board for the Meeting. Such information included, among other things: information comparing the management fees of each Fund with a peer group of broadly comparable funds as determined by Broadridge (“Broadridge”), an independent provider of investment company data, which uses classifications, indexes, ratings, load types, and other types of data contained in a Lipper database (accordingly, Broadridge and Lipper are used herein interchangeably); information regarding each Fund’s investment performance on an absolute basis and in comparison to its Lipper peer group and a benchmark index as determined by Lipper; the economic outlook and the general investment outlook in relevant investment markets; the Investment Manager’s results and financial condition and the overall organization of the Investment Manager; the allocation of brokerage and the benefits received by the Investment Manager as a result of brokerage allocation; the Investment Manager’s trading practices, including soft dollars; the Investment Manager’s management of relationships with the Funds’ custodian, transfer agent, pricing agents, brokers, and other service providers; the resources devoted to the Investment Manager’s compliance efforts undertaken on behalf of the Funds and the record of compliance with the compliance programs of the Funds, the Investment Manager, and its affiliates; the quality, nature, cost, and character of the administrative and other non-investment management services provided by the Investment Manager and its affiliates; the terms of the Agreement; the Investment Manager’s gifts and entertainment log; the reasonableness and appropriateness of the fee paid by each Fund for the services described in its Agreement and whether it was the product of arm’s length bargaining; the nature, extent, and quality of the services provided by the Investment Manager; the fiduciary duty assumed by the Investment Manager in connection with the services rendered to the Funds and the business reputation of the Investment Manager and its financial resources; the character and amount of other incidental or “fallout” benefits received by the Investment Manager and its affiliates from its association with the Funds; the extent to which economies of scale would be realized as each Fund grows; whether fee levels reflect these economies of scale for the benefit of Fund investors; and comparisons of the services rendered and the amounts paid under the Agreement with those under other advisory contracts, such as contracts of the same type between other investment advisers and other registered investment companies or other types of clients (e.g., pension funds).

The Board also reviewed in detail and at length the Investment Manager’s responses to the Board’s request for certain information related to, among other things: the Investment Manager’s general business, personnel, and operations; fees, profitability, and financial information; trading information; Fund performance; compliance and legal; and other related matters. The Board expressed its satisfaction with the Investment Manager’s responses to their request for such information.

The Board also considered the nature, extent, and quality of the management services provided by the Investment Manager. In so doing, the Board considered the Investment Manager’s management capabilities with respect to the types of investments held by the Funds, including information relating to the education, experience, and number of investment professionals and other personnel who provide services under the Agreement. The Board also took into account the time and attention devoted by management to the Funds. In this regard, the Board noted that the Investment Manager is responsible for, among other things, overseeing the selection of investments for the Funds, making investment decisions for the Funds, monitoring the investment operations and composition of the Funds, and, in connection therewith, monitoring compliance with the Funds’ investment objectives, policies, and restrictions, as well as the Funds’ compliance with applicable law; monitoring brokerage selection, commissions, and other trading costs, quality of execution, and other brokerage matters; and implementing the Board’s directives as they relate to the Funds. Further, the Board considered that the Investment Manager’s responsibilities include daily monitoring of investment, operational, enterprise, legal, regulatory, and compliance risks as they relate to the Funds. The Board evaluated the level of skill required to manage the Funds and concluded that the resources available at the Investment Manager are appropriate to fulfill effectively its duties on behalf of the Funds. The Board noted that the Investment Manager has managed the Funds and their predecessors for several years and indicated its belief that a long term relationship with capable, conscientious personnel is in the best interests of each Fund.

The Board received information concerning the investment philosophy and investment process applied by the Investment Manager in managing the Funds. In this regard, the Investment Manager confirmed that the investment philosophy and investment process applied in managing each Fund had not changed.

The Board also considered the Investment Manager’s in-house research capabilities as well as other resources available to the Investment Manager’s personnel, including research services that may be available to the Investment Manager as a result of securities transactions effected for the Funds. The Board concluded that the Investment Manager’s investment process, research capabilities, and philosophy were well suited to the Funds, given each Fund’s investment objective(s) and policies.

25 MIDAS SEMI-ANNUAL REPORT 2017

(Unaudited)
BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS
Supplemental Information

In its review of comparative information with respect to each Fund’s investment performance, the Board received information from Lipper comparing each Fund’s investment performance on an absolute basis and to that of a peer group of investment companies pursuing broadly similar strategies selected by Lipper.

With respect to Midas Fund, the Board observed that Midas Fund’s total return underperformed its benchmark index and the average and median total return of its Lipper peer group in the three, four, five, and ten year periods ended December 31, 2016 and underperformed the average total return performance of its Lipper peer group in the two year period, but outperformed its benchmark index and the average and median total return of its Lipper peer group in the one year period and outperformed its benchmark index and median total return of its Lipper peer group in the two year period. After discussion, the Board concluded that Midas Fund’s performance was within a range that it deemed competitive.

With respect to Midas Magic, the Board observed that Midas Magic’s total return underperformed its benchmark index and the average and median total return performance of its Lipper peer group in the three and four year periods ended December 31, 2016, underperformed its benchmark index in the two, five, and ten year periods, but outperformed its benchmark index and the average and median total return of its Lipper peer group in the one year period and outperformed the average and median total return of its Lipper peer group in the two, five, and ten year periods. After discussion, the Board concluded that Midas Magic’s performance was within a range that it deemed competitive.

The Board noted that performance is only one of the factors that it deems relevant to its consideration of the Agreement and that, after considering all relevant factors, it can reach a decision to renew the Agreement notwithstanding a Fund’s underperformance.

With respect to its review of the fees payable under the Agreement, the Board considered information from Lipper comparing each Fund’s management fees and expense ratios to those of a peer group. The Board observed that (i) Midas Fund’s management fee was higher than the median in its Lipper peer group and its overall expense ratio was higher than the median in its Lipper peer group; and (ii) Midas Magic’s management fee was higher than the median in its Lipper peer group and its overall expense ratio was higher than the median in its Lipper peer group.

In reviewing the information regarding the expense ratios of each Fund, the Board concluded that although each Fund’s expense ratio was within a higher range relative to its Lipper peer group, the reorganization of Midas Perpetual Portfolio into Midas Fund and Midas Magic’s 12b-1 fee reduction are expected to help each Fund lower its expense ratio and make it more competitive with comparable funds. The Board also evaluated any apparent or anticipated economies of scale in relation to the services the Investment Manager provided to each Fund. The Board recognized that each Fund’s management fee includes ‘breakpoints,’ which would result in lower advisory fees as Fund assets increase. The Board noted that economies of scale may develop for each Fund as its assets increase and Fund level expenses decline as a percentage of assets, although such economies of scale may not necessarily be experienced by the Investment Manager.

The information provided assisted the Board in concluding that the fee paid by each Fund is within a range of those paid by comparable funds within the fund industry and is fair and reasonable in light of the quality of services received and the level of assets managed. Further, the Board concluded that the Investment Manager’s fee from each Fund bears a reasonable relationship to the services rendered and has been the product of arm’s length bargaining.

The Board also considered information regarding the character and amount of other incidental benefits received by the Investment Manager and its affiliates from its association with the Funds. The Board concluded that potential “fall-out” benefits that the Investment Manager and its affiliates may receive, such as increased ability to obtain research services, appear to be fair and reasonable and may, in some cases, benefit the Funds.

The Board also considered the profitability of the Investment Manager from its association with the Funds. In this regard, the Board considered the costs of the services provided by and the profits realized, if any, by the Investment Manager in connection with the operation of each Fund and was satisfied that the profitability was not excessive under the circumstances. In addition, the Board considered the financial stability of the Investment Manager.

The Board did not consider any single factor as controlling in determining whether or not to renew the Agreement. In assessing the information provided by the Investment Manager and its affiliates, the Board also noted that it was taking into consideration the benefits to shareholders of investing in the Funds that are part of a fund complex which provides a variety of shareholder services.

Based on its consideration of the foregoing factors and conclusions, and such other factors and conclusions as it deemed relevant, the Board, including all of the Independent Trustees, concluded that the approval of the Agreement, including the fee structure, is in the best interests of the Trust.

MIDAS SEMI-ANNUAL REPORT 2017 26

Rev. 7/2017

PRIVACY POLICY

FACTS	WHAT DOES MIDAS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:

	◾	Social Security number	◾	Account transactions
	◾	Account balances	◾	Retirement assets
	◾	Transaction or loss history	◾	Checking account information

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Midas chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Midas share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	Yes	No
For joint marketing with other nonaffiliated financial companies	No	We don’t share
For our affiliates’ everyday business purposes – Information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – Information about your creditworthiness	No	We don’t share
For our affiliates to market to you	Yes	Yes
For nonaffiliates to market to you	No	We don’t share

To Limit Sharing	◾ Call Midas at 212-785-0900 – our menu will prompt you through your choices; or
◾ Mail the form below

Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice.

However, you can contact us at any time to limit our sharing.

Questions?	Call 1-800-400-MIDAS (6432) or go to www.midasfunds.com

Mail-in Form

Leave Blank or [If you have a joint account, your choice will apply to everyone on your account unless you mark below. ☐ Apply my choice only to me]	Mark if you want to limit: ☐ Do not allow your affiliates to use my personal information to market to me.
	Name	Mail to: Midas Funds 11 Hanover Square, 12th Floor New York, NY 10005
Address

City, State, Zip
Account #

27 MIDAS SEMI-ANNUAL REPORT 2017

Who we are

Who is providing this notice?	Midas: Midas Fund and Midas Magic, each a series of Midas Series Trust, and Midas Securities Group, Inc.

What we do
How does Midas protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does Midas collect my personal information?	We collect your personal information, for example, when you
◾ Open an account
◾ Buy securities from us
◾ Provide account information
◾ Give us your contact information
◾ Pay us by check
Why can’t I limit all sharing?	Federal law gives you the right to limit only

◾ Sharing for affiliates’ everyday business purposes – information about your creditworthiness
◾ Affiliates from using your information to market to you
◾ Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.
What happens when I limit sharing for an account I hold jointly with someone else?	Your choices will apply to everyone on your account – unless you tell us otherwise.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.

◾ Midas shares with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.

◾ Midas does not share with nonaffiliates so they can market their financial products or services to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you.

◾ Midas does not jointly market.

MIDAS SEMI-ANNUAL REPORT 2017 28

ADDITIONAL INFORMATION
	Supplemental Information	(Unaudited)

QUARTERLY SCHEDULES OF PORTFOLIO HOLDINGS

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Trust’s quarterly reports on Form N-Q are also available on its website at www.MidasFunds.com.

PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available, without charge, by calling 1-800-400-MIDAS (6432) and on the website of the SEC at www.sec.gov. Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available without charge, by calling 1-800-400-MIDAS (6432), on the website of the SEC at www.sec.gov, and on the Trust’s website at www.MidasFunds.com.

CHANGES TO ANTI-TAKEOVER PROVISIONS IN THE GOVERNING DOCUMENTS

In January 2017, the Board of Trustees adopted an amendment to the Trust’s Amended Trust Instrument. The amendment limits the fiduciary duties of the trustees as permitted under the Delaware Statutory Trust Act, except as provided under the Act. Additionally, the amendment provides that the “fiduciary exception” does not apply to communications between the trustees and legal counsel. The “fiduciary exception” is a concept, recognized by some courts, under which such communications are not entitled to the attorney-client privilege, and are thus discoverable in litigation. These changes in the Trust’s Amended Trust Instrument have not been approved by shareholders. These provisions of the Trust’s governing documents may be regarded as “anti-takeover” provisions because, either alone or in combination, they could have the effect of, among other things, limiting the ability of other entities or persons to acquire control of the Trust or the ability of shareholders to effect changes in Trust management. The foregoing summary is subject to the governing documents of the Trust, which are on file with the SEC.

The Midas Funds are a part of a fund complex which includes Foxby Corp. and Dividend and Income Fund.

29 MIDAS SEMI-ANNUAL REPORT 2017

INVEST WITH MIDAS
	Account Information	(Unaudited)

MIDAS FUNDS OFFER

•	Regular Accounts

•	IRA Retirement Accounts, including Traditional, Simplified Employee Pension IRA (SEP IRA, a retirement plan specifically designed for, and funded by, self-employed people and small-business owners), Roth, and SIMPLE. The Savings Incentive Match Plan for Employees (SIMPLE) plan is devised specifically to help satisfy the needs of small businesses with 100 or fewer employees.

•	Education Savings Accounts

•	Health Savings Accounts

•	Online and toll free telephone account access

•	Electronic delivery of account statements, reports, and prospectus, etc.

Only $1,000 minimum to open a Midas Funds account, with subsequent minimum investments of $100.
There is NO FEE to open an account.

Join our free and automatic Midas Systematic Investment Program and open an account for only $100, and make subsequent monthly investments of $100 or more.

SIGN UP FOR ELECTRONIC DELIVERY

Midas shareholders can now sign up for electronic delivery of their account statements, confirmations, annual and semi-annual reports, prospectuses, and other material to receive Midas information more quickly and conveniently.

It is fast and easy to sign up for electronic delivery. Just follow these three simple steps:

(1)	go to www.MidasFunds.com, click THE MIDAS TOUCH®Account Access at the top menu bar and then log in.

(2)	after logging in, under Web User Profile, click on Edit next to Delivery Mode Settings, and

(3)

on this page you can choose to have confirmation statements, regulatory documents, such as annual and semi-annual reports and prospectuses, account statements and/or tax forms, sent to your e-mail address. That’s it!

Cautionary Note Regarding Forward Looking Statements - One of Midas’ guiding principles is that we will communicate with our shareholders and prospective investors as candidly as possible because we believe shareholders and prospective investors benefit from understanding our investment philosophy and approach. Certain information presented in this report may contain “forward looking statements” within the meaning of the federal securities laws, including the Private Securities Litigation Reform Act of 1995. Forward looking statements include, but are not limited to, statements concerning Midas’ plans, objectives, goals, strategies, future events, future performance, or intentions, and other information that is not historical information. In some cases, forward looking statements can be identified by terminology such as “believes,” “expects,” “estimates,” “may,” “will,” “should,” “anticipates” or “intends,” or the negative of such terms or other comparable terminology, or by discussions of strategy. All forward looking statements by Midas involve known and unknown risks, uncertainties, and other factors, many of which are beyond the control of Midas, which may cause Midas’ actual results to be materially different from those expressed or implied by such statements. Midas may also make additional forward looking statements from time to time. All such subsequent forward looking statements, whether written or oral, by Midas or on its behalf, are also expressly qualified by these cautionary statements. You should carefully consider the risks, uncertainties, and other factors, together with all of the other information included in a Fund’s filings with the SEC, and similar information. All forward looking statements apply only as of the date made. Midas undertakes no obligation to publicly update or revise forward looking statements which may be made to reflect events or circumstances after the date made or to reflect the occurrence of unanticipated events.

You should carefully consider the investment objectives, risks, charges and expenses of the Midas Funds by reading the prospectus carefully before investing or sending money. For investment risks associated with each Fund, please read “Principal Risks of Investing in the Fund,” and “Investment Objectives, Principal Investment Strategies, Related Risks, and Disclosure of Portfolio Holdings” in the free prospectus, which contains this and other important information about the Midas Funds. To obtain a copy of the prospectus, please contact us at 1-800-400-MIDAS (6432) or download it at http://www.midasfunds.com/midas-funds-prospectus.pdf.

Midas Fund invests in securities of companies involved in the business of mining, processing, fabricating, distributing or otherwise dealing in natural resources and precious metals. Midas Fund is subject to risks including, but not limited to, those associated with market fluctuations, foreign investment, non-diversification, concentration, investments in gold, silver, platinum, and other precious metals, natural resource companies, depletion and exploration risk, and in-kind redemptions.

Investment products, including shares of the Funds, are not federally or FDIC insured, are not deposits or obligations of, or guaranteed by, any financial institution and involve investment risk, including possible loss of principal and fluctuation in value. Consult with your tax advisor or attorney regarding specific tax issues.

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Fund shares. NOT FDIC INSURED MAY LOSE VALUE NOT BANK GUARANTEED

MIDAS SEMI-ANNUAL REPORT 2017 30

INSTRUCTIONS FOR ONLINE AND PAPER APPLICATIONS
Opening Your New Account

ONLINE

To open a Regular Individual or Joint Account, Uniform Gift to Minor Account, or a Traditional, SEP, SIMPLE, or Roth IRA Account, just follow the 3 steps below.

1   Visit www.MidasFunds.com and click “Open an Account” at the top menu bar.

2   Follow the instructions and complete the information to open a new account.

3   Start investing in the Midas Funds of your choice today!

PAPER

To open a Regular Individual or Joint Account or a Uniform Gift to Minor Account, use the paper application on the next page. For a Traditional or Roth IRA Account application, please call 1-800-400-MIDAS (6432) to request that an IRA application be sent in the mail to you or go to www.MidasFunds.com/midas-ira-accounts and print out an IRA application.

THE NUMBER ON THE INSTRUCTIONS BELOW CORRESPOND WITH THE NUMBER OF THE SECTION ON THE APPLICATION.

1

REGISTRATION  If there is more than one owner of the account, the registration will be “Joint Tenants with Right of Survivorship” unless you specify “Tenants in Common.” If this is a Uniform Gift/Transfer to a Minor, please enter all information requested for the minor.

2

MAILING AND E-MAIL ADDRESSES AND TELEPHONE NUMBER  You must be a U.S. citizen with a U.S. mailing address. If this is a Uniform Gift/Transfer to a Minor, please enter all information for the Custodian, including the custodian’s physical address.

3

CHOOSE FUND(S) AND AMOUNT INVESTED Indicate the Fund(s) in which you are opening an account. The opening minimum for a Fund is $1,000 ($100 for Midas Systematic Investment Programs - see Section 7 of the Account Application). The minimum subsequent investment is $100.

4	DISTRIBUTIONS Your dividends and distributions will be reinvested in additional shares of the Fund unless you instruct Midas otherwise.
5

SHAREHOLDER COMMUNICATIONS  Account and confirmation statements, shareholder reports, and prospectuses will be sent to the address you provided in Section 2 of the Account Application. To learn more about how you can access your account online and sign up for electronic delivery of these materials, please visit www.MidasFunds.com/e-delivery.

6

COST BASIS Check the method of cost basis you would prefer. The default cost basis for each of the Midas Funds is the Average Cost method. Visit www.MidasFunds.com/tax-planning for additional information on cost basis.

7

MIDAS SHAREHOLDER SERVICES - MIDAS SYSTEMATIC INVESTMENT PROGRAM/ THE MIDAS TOUCH®Withthe free Midas Systematic Investment Program, you can establish a convenient and affordable long term investment program. The $1,000 minimum investment requirement is waived since the Midas Systematic Investment Program is designed to facilitate an automatic monthly investment of $100 or more into your Fund account(s). Please specify the total amount you want to invest each month, the Fund and when you’d like to start.

All shareholders can obtain information about their account 24 hours a day, every day, at www.MidasFunds.com and by automated telephone response at 1-800-400-MIDAS (6432). Only with THE MIDAS TOUCHcan you manage your account by purchasing or redeeming Fund shares using electronic funds transfer, initiate Fund to Fund transfers between the Midas Funds, and perform transactions through a Shareholder Services Representative.

To activate these features, please indicate your bank routing and account numbers or attach a voided check.

8	SIGNATURE AND CERTIFICATION TO AVOID BACKUP WITHHOLDING After reading this section, please sign and date the Account Application.

SEND BY MAIL  Mail your completed Account Application to Midas Funds, Box 46707, Cincinnati, OH 45246-0707.

Checks must be payable to Midas Funds in U.S. dollars. Third party checks and money orders (other than money orders issued by a bank) cannot be accepted.

SEND BY WIRE  Call 1-800-400-MIDAS (6432) between 8 a.m. and 6 p.m. ET, on business days to speak with a Shareholder Services Representative, for wire instructions.

IF YOU NEED ANY ASSISTANCE IN COMPLETING AN ONLINE OR PAPER APPLICATION, PLEASE CALL A SHAREHOLDER SERVICES REPRESENTATIVE AT 1-800-400-MIDAS (6432) BETWEEN 8 A.M. AND 6 P.M. ET ON BUSINESS DAYS.

31 MIDAS SEMI-ANNUAL REPORT 2017

IMPORTANT: In compliance with the USA Patriot Act, federal law requires all financial institutions (including mutual funds) to obtain, verify, and record information that identifies each person who opens an account.

WHAT THIS MEANS FOR YOU: When you open an account, we must receive your name, address, date of birth, and other information that will allow us to identify you. We may also ask for additional identifying documents. The information is required for all owners, co-owners, or anyone authorized to sign or transact on behalf of a legal entity that will own the account. We will return your application if this information is missing. If we are unable to verify this information, your account may be closed and you will be subject to all applicable costs.

1 REGISTRATION(Please type or print.) For assistance with this Application, please call 1-800-400-MIDAS (6432) 8 a.m. - 6 p.m. ET. Individual or Custodian of a Gift/Transfer to a Minor:

First Name	Middle Initial	Last Name	Social Security #	Date of Birth
Joint Tenant: Note: Registration will be Joint Tenants with Right of Survivorship, unless otherwise specified here as Tenants in Common ☐

First Name	Middle Initial	Last Name	Social Security #	Date of Birth
Gift/Transfer to a Minor:

Minor’s First Name	Minor’s Middle Initial	Minor’s Last Name	Minor’s Social Security #	Minor’s Date of Birth

Minor’s Address (if different than custodian address)		City	State / Zip

2 MAILING AND E-MAIL ADDRESSES AND TELEPHONE NUMBER

Street Address (physical address)	City	State / Zip	Daytime Telephone

Mailing Address (if different from above)	City	State / Zip	Daytime Telephone

E-mail Address

PLEASE TELL US HOW YOU HEARD ABOUT MIDAS:

3 FUND(S) CHOSEN AND AMOUNT INVESTED($1,000 minimum per Fund) Note: The $1,000 initial investment minimum is waived if you elect to invest $100 or more each month through the free, automatic Midas Systematic Investment Program (see Section 7).

MIDAS FUND		MIDAS MAGIC		TOTAL
$	+	$	=	$

By Check:	Please draw your check to the order of Midas Funds and enclose with this Application. Third party checks and money orders cannot be accepted.

By Wire:

Please complete this Application (except for the sentence in brackets below) and fax to 1-877-513-0756 with the name of the sending bank and amount to be wired before making an initial investment by wire. You will then be assigned a Midas account number and wiring address. Then, fill in the blanks in the sentence in brackets below and mail to Midas.

[Assigned Midas account number                                      and the date the wire was sent                                     .]

4 DISTRIBUTIONS If no box is checked, the Automatic Compounding Option will be assigned to increase the shares you own.
☐ Automatic Compounding Option Dividends and distributions reinvested in additional shares. ☐ Payment Option Dividends and distributions in cash.

5 SHAREHOLDER COMMUNICATIONS  Account and confirmation statements, shareholder reports, and prospectuses will be sent to the address you provided in Section 2 above by U.S. mail. After your Midas account is established, to change to e-delivery please visit www.MidasFunds.com/e-delivery.

SAR17

MIDAS SEMI-ANNUAL REPORT 2017 32

6 COST BASIS  If no box is checked, the Average Cost method will be assigned as the default cost basis method.

☐Average Cost  ☐ First In, First Out  ☐Last In, First Out  ☐Low Cost, First Out   ☐High Cost, First Out

☐Specific Lot Identification  We collect this information to report cost basis information on IRS Form 1099-B. This cost basis method will be applied to all Midas Funds with the same ownership unless a different method is provided for specific funds on a separate page. Visit www.MidasFunds.com/tax-planning for information on cost basis.

7 MIDAS SYSTEMATIC INVESTMENT PROGRAM AND THE MIDAS TOUCH -  Check the box for the service(s) you want for your account, and below please attach a voided check.

☐  Midas Systematic Investment Program - Starting                              (date) automatically purchase shares of                                      (Fund Name) each month by transferring $                                                   ($100 minimum) from my bank account each month. I understand there is no charge by Midas for this service.

☐   THE MIDAS TOUCH -  All Midas shareholders can access account information 24 hours a day, every day, at www.MidasFunds.com and 1-800-400-MIDAS (6432). With THE MIDAS TOUCH, you can also manage your account by purchasing or redeeming Fund shares with the proceeds from and to your bank account, transfer between the Midas Funds, and perform telephone transactions through a Shareholder Services Representative.

To participate in the Midas Systematic Investment Program or to get THE MIDAS TOUCH,

please attach a voided check.

8 SIGNATURE AND CERTIFICATION TO AVOID BACKUP WITHHOLDING

“I certify that I have received and read the prospectus for the Midas Funds, agree to its terms, and have the legal capacity to purchase their shares. I understand that no certificates will be issued and that my confirmation statement will be evidence of my ownership of Fund shares. I acknowledge receipt of the Fund’s privacy policy notice. I understand telephone conversations with representatives of the transfer agent and Midas Securities Group, Inc., (collectively “Service Agents”) are recorded and hereby consent to such recording. I agree that the Service Agents will not be liable for acting on instructions believed genuine and under reasonable procedures designed to prevent unauthorized transactions. I certify (1) the Social Security or taxpayer identification number provided above is correct, (2) I am not subject to backup withholding because (a) I am exempt from backup withholding, or (b) I have not been notified by the IRS that I am subject to backup withholding, or (c) I have been notified by the IRS that I am no longer subject to backup withholding, and (3) I am a U.S. person (including a U.S. resident alien).” (Please cross out item 2 if it does not apply to you.) The Internal Revenue Service does not require your consent to any provision of this document other than the certifications required to avoid backup withholding.

Signature of ☐ Owner ☐ Custodian Date Signature of Joint Owner (if any) Date This Account Application must be signed and completed by all authorized signers.

33 MIDAS SEMI-ANNUAL REPORT 2017

With THEMIDAS TOUCH, you enjoy enhanced access at any time, online at www.MidasFunds.com or by telephone 1-800-400-MIDAS (6432), to:

•	Open a Midas investment account online

•	Monitor your investments

•	Retrieve your account history

•	Review recent transactions

•	Obtain Fund prices

•	Check your account balances and account activity

•	Obtain prospectuses, shareholder reports, and account applications, as well as IRA transfer forms and Systematic Investment Program forms for regular monthly investing

•	Purchase or redeem Fund shares using electronic funds transfer to move money to or from your authorized bank account

•	Initiate account transactions, such as Fund to Fund exchanges between the Midas Funds

•	Make transactions through a Shareholder Services Representative Monday through Friday, from 8 a.m. to 6 p.m. ET

MIDAS FUNDS P.O. BOX 46707 CINCINNATI, OH 45246-0707 1-800-400-MIDAS (6432) FOR INVESTMENT INFORMATION

There is no assurance that a Fund’s investment objectives will be attained. Past performance does not guarantee future results. The investment return and principle value of an investment will fluctuate, so shares when redeemed may be worth more or less than their original cost. Dollar cost averaging through the Systematic Investment Program does not assure a profit or protect against loss in a declining market and investors should consider their ability to make purchases when prices are low. Current performance may be lower or higher than the performance quoted herein. This Report and the financial statements it contains are submitted for the general information of the shareholders of the Midas Funds. This Report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective Prospectus which contains more complete information, including charges, risks and expenses. Please read it carefully before you invest or send money.

Midas Securities Group, Inc., Distributor. Member: FINRA, SIPC.

11 Hanover Square

12th Floor

New York, NY 10005

Return Service Requested

SAR17

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

Included herein under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of trustees made or implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407), or this Item.

Item 11. Controls and Procedures.

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended, except for the item discussed below.

The registrant may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, and capital gains on investments or certain foreign currency transactions. The registrant has procedures in place to provide for taxes relating to foreign securities in accordance with a Fund's understanding of the applicable country's tax rules and rates. However, the controls relating to the review of those securities were not properly designed to timely detect potential tax exposure in some circumstances. During the period ended June 30, 2017, Midas Fund, a series of the registrant, invested in a Peruvian ADR security that was traded on U.S. exchanges and needed to record and ultimately recorded a liability for taxes. Management has represented it plans to enhance its procedures around the identification and review of securities that have potential exposure to capital gains tax.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2) attached hereto as Exhibit 99.CERT.

(a)(3)	Not applicable.

(b)	Certifications pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

September 1, 2017	Midas Series Trust By: /s/ Thomas B. Winmill Thomas B. Winmill President

September 1, 2017	Midas Series Trust By: /s/ Thomas O'Malley Thomas O'Malley Chief Financial Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

September 1, 2017	Midas Series Trust By: /s/ Thomas B. Winmill Thomas B. Winmill President

September 1, 2017	Midas Series Trust By: /s/ Thomas O'Malley Thomas O'Malley Chief Financial Officer